SEGMENTED INFORMATION (Schedule of Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING SEGMENT RESULTS
Sales	$ 49,208	$ 41,634
Royalty revenue	19,067	20,737
Cost of sales excluding depletion	15,321	12,834
Depletion	29,580	27,654
Impairment of mineral, royalty and other interests	9,104	2,507
(Gain) loss on disposal of mineral interest and other	(4,848)	1,107
Income (loss) before taxes	14,614	29,785
Cash flow from (used in) operating activities	44,773	38,991
Material reconciling items [member]
OPERATING SEGMENT RESULTS
(Gain) loss on disposal of mineral interest and other	(1,251)	1,107
Income (loss) before taxes	(3,253)	10,409
Cash flow from (used in) operating activities	(9,549)	(9,704)
Reportable segments [member]
OPERATING SEGMENT RESULTS
Sales	49,208	41,634
Royalty revenue	19,067	20,737
Cost of sales excluding depletion	15,321	12,834
Depletion	29,580	27,654
Impairment of mineral, royalty and other interests	9,104	2,507
(Gain) loss on disposal of mineral interest and other	(3,597)
Income (loss) before taxes	17,867	19,376
Cash flow from (used in) operating activities	54,322	48,695
Other Royalties [member] | Various Products [member]
OPERATING SEGMENT RESULTS
Royalty revenue	11,538	14,419
Cost of sales excluding depletion		4
Depletion	5,894	6,592
Impairment of mineral, royalty and other interests	9,104	2,507
(Gain) loss on disposal of mineral interest and other	(866)
Income (loss) before taxes	(2,594)	5,316
Cash flow from (used in) operating activities	13,693	14,073
Other Royalties [member] | Gold Product [member]
OPERATING SEGMENT RESULTS
Royalty revenue	6,500	9,200
Other Royalties [member] | Copper Product [member]
OPERATING SEGMENT RESULTS
Royalty revenue	1,500	2,500
Other Royalties [member] | Other Base Metal Product [member]
OPERATING SEGMENT RESULTS
Royalty revenue	3,500	2,700
Other [member] | Gold Product [member]
OPERATING SEGMENT RESULTS
Sales	327	226
Cost of sales excluding depletion	26	18
Depletion	103	69
(Gain) loss on disposal of mineral interest and other	221
Income (loss) before taxes	(23)	139
Cash flow from (used in) operating activities	294	208
CANADA | Bachelor Lake [member] | Gold Product [member]
OPERATING SEGMENT RESULTS
Sales	7,706	8,721
Royalty revenue	379	462
Cost of sales excluding depletion	3,082	3,494
Depletion	4,074	4,411
(Gain) loss on disposal of mineral interest and other	(2,952)
Income (loss) before taxes	3,881	1,278
Cash flow from (used in) operating activities	5,030	5,481
CANADA | Black Fox [member] | Gold Product [member]
OPERATING SEGMENT RESULTS
Sales	6,693	5,617
Cost of sales excluding depletion	2,847	2,354
Depletion	2,520	2,011
Income (loss) before taxes	1,326	1,252
Cash flow from (used in) operating activities	3,953	2,951
CANADA | Diavik [member] | Diamonds Product [member]
OPERATING SEGMENT RESULTS
Royalty revenue	7,150	5,856
Depletion	6,080	5,519
Income (loss) before taxes	1,070	337
Cash flow from (used in) operating activities	6,781	5,901
CANADA | Ming [member] | Gold Product [member]
OPERATING SEGMENT RESULTS
Sales	796	2,025
Depletion	356	792
Income (loss) before taxes	440	1,233
Cash flow from (used in) operating activities	796	2,025
CANADA | Other Royalties [member]
OPERATING SEGMENT RESULTS
Royalty revenue	5,700	5,600
UNITED STATES | Other Royalties [member]
OPERATING SEGMENT RESULTS
Royalty revenue	1,500	2,500
BRAZIL | Chapada [member] | Copper Product [member]
OPERATING SEGMENT RESULTS
Sales	11,001	6,075
Cost of sales excluding depletion	3,249	1,843
Depletion	3,765	2,737
Income (loss) before taxes	3,987	1,495
Cash flow from (used in) operating activities	7,753	4,232
BURKINA FASO | Karma [member] | Gold Product [member]
OPERATING SEGMENT RESULTS
Sales	6,863	4,272
Cost of sales excluding depletion	1,365	860
Depletion	3,437	2,095
Income (loss) before taxes	2,061	1,317
Cash flow from (used in) operating activities	5,489	3,314
MEXICO | Santa Elena [member] | Gold Product [member]
OPERATING SEGMENT RESULTS
Sales	11,570	11,772
Cost of sales excluding depletion	3,485	3,385
Depletion	1,098	2,001
Income (loss) before taxes	6,987	6,386
Cash flow from (used in) operating activities	7,548	8,460
ARGENTINA | Yamana Silver Stream [member] | Silver Product [member]
OPERATING SEGMENT RESULTS
Sales	4,252	2,926
Cost of sales excluding depletion	1,267	876
Depletion	2,253	1,427
Income (loss) before taxes	732	623
Cash flow from (used in) operating activities	2,985	2,050
ARGENTINA | Other Royalties [member]
OPERATING SEGMENT RESULTS
Royalty revenue	1,800	1,900
HONDURAS | Other Royalties [member]
OPERATING SEGMENT RESULTS
Royalty revenue	1,800	3,700
Other Geographical Areas [Member] | Other Royalties [member]
OPERATING SEGMENT RESULTS
Royalty revenue	700	700
Administrative and Project Evaluation Expenses [member] | Material reconciling items [member]
OPERATING SEGMENT RESULTS
Income (loss) before taxes	(11,300)	(10,095)
Cash flow from (used in) operating activities	(7,408)	(6,758)
Foreign Exchange Gain Loss [member] | Material reconciling items [member]
OPERATING SEGMENT RESULTS
Income (loss) before taxes	2,434	(87)
Gain Loss On Revaluation Of Investments [member] | Material reconciling items [member]
OPERATING SEGMENT RESULTS
Income (loss) before taxes	5,827	22,093
Finance Expense Net [member] | Material reconciling items [member]
OPERATING SEGMENT RESULTS
Income (loss) before taxes	(1,465)	(395)
Cash flow from (used in) operating activities	(1,593)	(2,388)
Other [member] | Material reconciling items [member]
OPERATING SEGMENT RESULTS
(Gain) loss on disposal of mineral interest and other	(1,251)	1,107
Income (loss) before taxes	1,251	(1,107)
Cash flow from (used in) operating activities	$ (548)	$ (558)